united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA TACTICAL CORE INCOME FUND

SIERRA TACTICAL MUNICIPAL FUND

SIERRA TACTICAL BOND FUND

SIERRA TACTICAL RISK SPECTRUM 50 FUND

Semi-Annual Report

March 31, 2022

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

SIERRA TACTICAL ALL ASSET FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2022	March 31, 2022	March 31, 2022
Sierra Tactical All Asset Fund – Class A	(2.35)%	(0.87)%	2.69%	2.60%	2.42%	4.26%	—	—
Sierra Tactical All Asset Fund – Class A with load	(7.97)%	(6.57)%	0.68%	1.39%	1.82%	3.83%	—	—
Sierra Tactical All Asset Fund – Class C	(2.70)%	(1.61)%	1.93%	1.82%	1.66%	—	2.10%	—
Sierra Tactical All Asset Fund – Investor Class	(2.32)%	(0.84)%	2.70%	2.59%	2.42%	4.24%	—	—
Sierra Tactical All Asset Fund – Instl Class	(2.21)%	(0.63)%	2.97%	2.85%	2.67%	4.49%	—	—
Sierra Tactical All Asset Fund – Class A1	(2.44)%	(1.01)%	2.54%	2.44%	—	—	—	2.22%
Sierra Tactical All Asset Fund – Class A1 with load	(8.03)%	(6.72)%	0.54%	1.23%	—	—	—	1.60%
Sierra Tactical All Asset Fund – Class I1	(2.42)%	(1.02)%	2.55%	2.44%	—	—	—	2.22%
Morningstar Tactical Allocation Category Average	(1.01%)	2.66%	8.25%	6.83%	5.58%	3.60%	5.37%	5.25%
Morningstar Allocation 15%-30% Equity Category Average	(2.45%)	0.41%	4.56%	4.02%	4.09%	3.51%	4.18%	3.73%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.47% for Class A, 2.47% for Investor Class, 2.22% for Instl Class, 3.22% for Class C shares, 2.62% for Class A1 and Class I1 shares per the January 28, 2022 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional Class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for Class A1 and Class I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of mutual funds that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

Sierra Tactical All Asset Fund (the “Fund”) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index

SIERRA TACTICAL ALL ASSET FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2022

The Fund’s asset classes as of March 31, 2022, are as follows:

Asset Class	% of Net Assets
Exchange - Traded Funds
Specialty	2.5%
Equity	2.0%
Commodity	1.9%
Mutual Funds
Equity	11.9%
Fixed Income	11.2%
Mixed Allocation	8.1%
Alternative	3.1%
Short-Term Investment Money Market Fund	62.2%
Liabilities in Excess of Other Assets	(2.9)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2022
Sierra Tactical Core Income Fund – Class A	(3.10)%	(1.28)%	2.55%	2.54%	3.17%	3.39%
Sierra Tactical Core Income Fund – Class A with load	(8.68)%	(6.96)%	0.55%	1.33%	2.56%	2.79%
Sierra Tactical Core Income Fund – Class C	(3.44)%	(1.86)%	1.93%	1.92%	2.54%	2.77%
Sierra Tactical Core Income Fund – Investor Class	(3.14)%	(1.27)%	2.55%	2.54%	3.17%	3.40%
Sierra Tactical Core Income Fund – Instl Class	(2.92)%	(0.89)%	2.96%	2.94%	3.53%	3.75%
Bloomberg U.S. Aggregate Bond Index	(5.92)%	(4.15)%	1.69%	2.14%	2.24%	2.27%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 2.07% for each of Class A and Investor Class, 1.67% for Instl Class and 2.67% for Class C shares per the January 28, 2022 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2022

The Fund’s asset classes as of March 31, 2022, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	17.1%
Equity	6.2%
Alternative	5.0%
Short-Term Investment Money Market Fund	72.8%
Liabilities in Excess of Other Assets	(1.1)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, compared to its benchmark:

				Annualized	Annualized
			Annualized	Inception**-	Inception***-
	Six Months One Year Three Year			March 31, 2022	March 31, 2022
Sierra Tactical Municipal Fund – Class A	(2.32)%	(0.16)%	3.02%	3.65%	—
Sierra Tactical Municipal Fund – Class A with load	(7.95)%	(5.92)%	1.00%	1.78%	—
Sierra Tactical Municipal Fund – Class C	(2.69)%	(0.93)%	—	—	0.99%
Sierra Tactical Municipal Fund – Investor Class	(2.37)%	(0.28)%	2.84%	3.43%	—
Sierra Tactical Municipal Fund – Instl Class	(2.24)%	0.05%	3.22%	3.82%	—
Sierra Tactical Municipal Fund – Special Shares	(2.14)%	0.16%	3.33%	3.95%	—
Bloomberg Municipal Bond Index	(5.55)%	(4.47)%	1.53%	2.33%	0.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.. Total returns are calculated using the traded NAV on September 30, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 1.93% for Class A shares, 2.68% for Class C shares, 2.08% for Investor Class, 1.68% for Instl Class and 1.58% for Special Class shares per the January 28, 2022 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.87% for Class A shares, 2.62% for Class C shares, 2.02% for Investor Class, 1.66% for Instl Class and 1.56% for Special Class shares per the January 28, 2022 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special Class shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL MUNICIPAL FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2022

The Fund’s asset classes as of March 31, 2022, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	0.2%
Short-Term Investments Money Market Funds	99.7%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL BOND FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, compared to its benchmark:

			Annualized
			Inception**-
	Six Months	One Year	March 31, 2022
Sierra Tactical Bond Fund – Class A	(4.32)%	(1.56)%	6.62%
Sierra Tactical Bond Fund – Class A with load	(9.82)%	(7.21)%	4.12%
Sierra Tactical Bond Fund – Class C	(4.68)%	(2.31)%	5.94%
Sierra Tactical Bond Fund – Investor Class	(4.41)%	(1.73)%	6.47%
Sierra Tactical Bond Fund – Instl Class	(4.21)%	(1.33)%	6.88%
Bloomberg U.S. Aggregate Bond Index	(5.92)%	(4.15)%	(0.17)%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	(3.89)%	(0.29)%	3.76%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.17% for Class A shares, 2.92% for Class C shares, 2.32% for Investor Class, and 1.92% for Instl Class shares per the January 28, 2022 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Bond Fund Class A, Class C, Investor, and Institutional Class shares inception date is October 1, 2019.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL BOND FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2022

The Fund’s asset classes as of March 31, 2022, are as follows:

Asset Class	% of Net Assets
Mutual Funds
Fixed Income	6.1%
Short-Term Investment Money Market Fund	99.4%
Liabilities in Excess of Other Assets	(5.5)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 50 FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, compared to its benchmark:

			Annualized
			Inception**-
		Six Months	March 31, 2022
Sierra Tactical Risk Spectrum 50 Fund – Class A		(2.97)%	(3.77)%
Sierra Tactical Risk Spectrum 50	Fund – Class A with load	(8.54)%	(9.32)%
Sierra Tactical Risk Spectrum 50	Fund – Class C	(3.35)%	(4.36)%
Sierra Tactical Risk Spectrum 50	Fund – Investor Class	(3.05)%	(3.91)%
Sierra Tactical Risk Spectrum 50	Fund – Instl Class	(2.86)%	(3.59)%
Morningstar Allocation 30%-50% Equity Category Average		(1.99)%	(1.67)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2022. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before waiver are 2.40% for Class A shares, 3.15% for Class C shares, 2.55% for Investor Class, and 2.15% for Instl Class shares per the January 28, 2022 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 2.24% for Class A shares, 2.99% for Class C shares, 2.39% for Investor Class, and 1.99% for Instl Class shares per the January 28, 2022 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Risk Spectrum 50 Fund Class A, Class C, Investor, and Institutional Class shares inception date is May 26, 2021.

The Morningstar Allocation 30%-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

Sierra Tactical Risk Spectrum 50 Fund (the “Fund”) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index

SIERRA TACTICAL RISK SPECTRUM 50 FUND

PORTFOLIO REVIEW (Unaudited)(Continued)

March 31, 2022

The Fund’s asset classes as of March 31, 2022, are as follows:

Asset Class	% of Net Assets
Exchange - Traded Funds
Equity	3.9%
Commodity	2.9%
Specialty	1.6%
Mutual Funds
Equity	29.0%
Fixed Income	14.2%
Mixed Allocation	10.3%
Short-Term Investment Money Market Fund	39.1%
Liabilities in Excess of Other Assets	(1.0)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.4%
	COMMODITY - 1.9%
941,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$16,599,240

	EQUITY - 2.0%
114,100	iShares MSCI USA Min Vol Factor ETF	8,850,737
79,400	iShares U.S. Real Estate ETF	8,592,668
		17,443,405
	SPECIALTY - 2.5%
823,300	Invesco DB US Dollar Index Bullish Fund(a)	21,652,790

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,144,834)	55,695,435

Shares		Fair Value
	MUTUAL FUNDS — 34.3%
	ALTERNATIVE - 3.1%
1	JPMorgan Hedged Equity Fund, Class I	26
2,391,277	LoCorr Long/Short Commodities Strategy Fund Class I	26,997,520
		26,997,546
	EQUITY - 11.9%
235,695	BNY Mellon Worldwide Growth Fund, Inc., Class Y	16,321,859
2,327,627	Dodge & Cox Global Stock Fund, Class I	34,379,053
1,545	Invesco SteelPath MLP Income Fund, Class Y	7,418
2,670,327	Invesco SteelPath MLP Select 40 Fund, Class Y	17,864,489
1	JPMorgan Emerging Markets Equity Fund, Class I	33
512,217	Morgan Stanley Institutional Fund Inc – Global Opportunity Portfolio Class I	17,430,738
1,302,455	Tortoise MLP & Pipeline Fund, Institutional Class	17,674,317
1	Virtus KAR Small-Cap Core Fund, Class I	58
1	Virtus KAR Small-Cap Growth Fund, Class I	52
		103,678,017
	FIXED INCOME - 11.2%
6,671	BlackRock High Yield Bond Portfolio, Institutional Class	49,633
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	13
594,467	Holbrook Income Fund, Class I	6,158,675
17	Invesco High Yield Municipal Fund Class Y	160

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	MUTUAL FUNDS — 34.3% (Continued)
	FIXED INCOME - 11.2% (Continued)
4,198	Invesco International Bond Fund, Class Y	$20,108
9,198	Invesco Rochester Municipal Opportunities Fund, Class Y	68,430
3,824,027	Invesco Senior Floating Rate Fund, Class Y	26,997,633
4,880	Lord Abbett Floating Rate Fund, Class I	40,650
2,471	Metropolitan West High Yield Bond Fund, Class I	24,837
6,256	Nuveen High Yield Municipal Bond Fund, Class I	106,040
3,380	Nuveen Preferred Securities Fund, Class I	56,310
2	PIMCO Emerging Markets Bond Fund, Institutional Class	17
9,799	PIMCO High Yield Fund, Institutional Class	83,386
1,537	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	15,827
1	PIMCO Investment Grade Credit Bond Fund Institutional Class	5
3	PIMCO Long-Term Credit Bond Fund Institutional Class	36
1,776,977	PIMCO Real Return Fund Institutional Class	20,932,784
4,281,460	Putnam Ultra Short Duration Income Fund, Class Y	42,943,043
2,895	Victory Floating Rate Fund, Class Y	26,429
5,794	Voya Securitized Credit Fund, Class I	55,215
1	Western Asset Core Plus Bond Fund, Class IS	9
		97,579,240
	MIXED ALLOCATION - 8.1%
989,978	Fidelity Strategic Real Return Fund, Class Z	9,642,389
2,906,085	Franklin Mutual Quest Fund, Class Z	43,475,029
1,255,359	Principal Diversified Real Asset Fund, Institutional Class	17,487,154
		70,604,572

	TOTAL MUTUAL FUNDS (Cost $297,505,078)	298,859,375

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value

	SHORT-TERM INVESTMENT — 62.2%

	MONEY MARKET FUND - 62.2%
540,366,530	First American Government Obligations Fund, Class X, 0.18% (Cost $540,366,530)(b)	$540,366,530

	TOTAL INVESTMENTS - 102.9% (Cost $894,016,442)	$894,921,340
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%	(25,557,152)
	NET ASSETS - 100.0%	$869,364,188

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value

	MUTUAL FUNDS — 28.2%
	ALTERNATIVE - 5.0%
2,088,729	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	$20,490,429
7,734,639	Victory Market Neutral Income Fund, Class I	74,407,224
		94,897,653
	EQUITY - 6.2%
1,916	Catalyst MLP & Infrastructure Fund, Class I	39,471
16,218,783	Invesco SteelPath MLP Income Fund, Class Y	77,850,157
20,461	Invesco SteelPath MLP Select 40 Fund, Class Y	136,884
2,906,459	Tortoise MLP & Pipeline Fund, Institutional Class	39,440,652
		117,467,164
	FIXED INCOME - 17.1%
9,503	Angel Oak Multi-Strategy Income Fund, Institutional Class	93,892
2,543,536	BlackRock High Yield Bond Portfolio, Institutional Class	18,923,905
4,937	Credit Suisse Floating Rate High Income Fund, Institutional Class	32,340
10,409	Fidelity Capital & Income Fund	110,443
5,317,419	Franklin Floating Rate Daily Access Fund, Advisor Class	41,848,091
7,566	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	69,832
11,747	Invesco Floating Rate ESG Fund, Class Y	84,698
16,601	Invesco High Yield Municipal Fund, Class Y	159,041
22,823	Invesco International Bond Fund, Class Y	109,321
76,611	Invesco Rochester Municipal Opportunities Fund, Class Y	569,987
10,857,574	Invesco Senior Floating Rate Fund, Class Y	76,654,470
11,417	JPMorgan Income Fund, Class I	103,548
5,815	MFS Emerging Markets Debt Local Currency Fund, Class I	33,786
14,618	Nuveen High Yield Municipal Bond Fund, Class I	247,771
6,554	Nuveen Preferred Securities Fund, Class I	109,186
3,243	PIMCO Emerging Markets Bond Fund, Institutional Class	30,126
2,193,464	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class	16,845,803
2	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class	12
8,643	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	49,869
6	PIMCO High Yield Municipal Bond Fund, Institutional Class	54
3,861	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	39,768
1	PIMCO Investment Grade Credit Bond Fund Institutional Class	6
19	PIMCO Long-Term Credit Bond Fund Institutional Class	202

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares			Fair Value
		MUTUAL FUNDS — 28.2% (Continued)
		FIXED INCOME - 17.1% (Continued)
6,276,120		PIMCO Real Return Fund, Institutional Class	$73,932,694
9,430,611		Putnam Ultra Short Duration Income Fund, Class Y	94,589,032
1,008		Semper MBS Total Return Fund, Institutional Class	9,230
0	(b)	Victory Floating Rate Fund, Class Y(d)	0	(c)
3		Western Asset Core Plus Bond Fund, Class IS	31
			324,647,138

		TOTAL MUTUAL FUNDS (Cost $532,050,605)	537,011,955

Shares			Fair Value
		SHORT-TERM INVESTMENT — 72.8%
		MONEY MARKET FUND - 72.8%
1,385,340,721		First American Government Obligations Fund, Class X, 0.18% (Cost $1,385,340,721)(a)	1,385,340,721

		TOTAL INVESTMENTS - 101.0% (Cost $1,917,391,326)	$1,922,352,676
		LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(18,436,030)
		NET ASSETS - 100.0%	$1,903,916,646

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

(b)	Less than 1 share.

(c)	Less than 1 U.S. Dollar.

(d)	Non-income producing security.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	MUTUAL FUNDS — 0.2%
	FIXED INCOME - 0.2%
7,241	BlackRock High Yield Municipal Fund, Institutional Class	$70,452
5,410	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	60,002
6	Goldman Sachs High Yield Municipal Fund, Institutional Class	63
10,034	Invesco High Yield Municipal Fund, Class Y	96,129
20,537	Invesco Rochester Municipal Opportunities Fund, Class Y	152,794
4,918	Nuveen All-American Municipal Bond Fund, Class I	54,742
7,259	Nuveen High Yield Municipal Bond Fund, Class I	123,043
5,493	Nuveen Short Duration High Yield Municipal Bond, Class I	55,369
3	PIMCO High Yield Municipal Bond Fund, Institutional Class	25
		612,619

	TOTAL MUTUAL FUNDS (Cost $645,812)	612,619

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.7%
	MONEY MARKET FUNDS - 99.7%
299,379,846	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.19%(a)	299,349,908
1,972,587	First American Government Obligations Fund, Class X, 0.18%(a)	1,972,587
	TOTAL MONEY MARKET FUNDS (Cost $301,352,433)	301,322,495

	TOTAL SHORT-TERM INVESTMENTS (Cost $301,352,433)	301,322,495

	TOTAL INVESTMENTS - 99.9% (Cost $301,998,245)	$301,935,114
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	225,569
	NET ASSETS - 100.0%	$302,160,683

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	MUTUAL FUNDS — 6.1%
	FIXED INCOME - 6.1%
13,419,515	BlackRock High Yield Bond Portfolio, Institutional Class	$99,841,193
1,174,760	Crossingbridge Low Duration High Yield Fund, Institutional Class	11,900,308
15,053	Fidelity Capital & Income Fund	159,711
41,932	Fidelity High Income Fund	345,938
25,854	Goldman Sachs High Yield Fund, Institutional Class	155,641
5,445	Metropolitan West High Yield Bond Fund, Class I	54,722
10,804	Neuberger Berman High Income Bond Fund, Institutional Class	89,024
16,694	Northeast Investors Trust	60,766
2,810	Nuveen High Yield Income Fund, Class I	52,579
9,707	PGIM Short Duration High Yield, Class Z	84,550
10,776	PIMCO High Yield Fund, Institutional Class	91,707
1,150	PIMCO High Yield Spectrum Fund, Institutional Class	10,916
10,375	Principal Funds Inc - High Income Fund, Institutional Class	72,000
14,193	Putnam High Yield Fund, Class Y	85,159
721,032	RiverPark Strategic Income Fund, Institutional Class	6,720,014
27,272	TIAA-CREF High Yield Fund, Institutional Class	248,446
		119,972,674

	TOTAL MUTUAL FUNDS (Cost $119,640,604)	119,972,674

Shares		Fair Value
	SHORT-TERM INVESTMENT — 99.4%
	MONEY MARKET FUND - 99.4%
1,957,220,172	First American Government Obligations Fund, Class X, 0.18% (Cost $1,957,220,172)(a)	1,957,220,172

	TOTAL INVESTMENTS - 105.5% (Cost $2,076,860,776)	$2,077,192,846
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%	(107,929,025)
	NET ASSETS - 100.0%	$1,969,263,821

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 8.4%
	COMMODITY - 2.9%
247,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$4,357,080

	EQUITY - 3.9%
19,600	iShares MSCI USA Min Vol Factor ETF	1,520,372
13,600	iShares U.S. Real Estate ETF	1,471,792
6,600	SPDR S&P 500 ETF Trust	2,980,824
		5,972,988

	SPECIALTY - 1.6%
95,350	Invesco DB US Dollar Index Bullish Fund(a)	2,507,705

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,036,470)	12,837,773

Shares		Fair Value
	MUTUAL FUNDS — 53.5%
	EQUITY - 29.0%
41,263	BNY Mellon Institutional S&P 500 Stock Index Fund, Class I	3,017,165
586,314	Dodge & Cox Global Stock Fund, Class I	8,659,860
446,286	Invesco SteelPath MLP Select 40 Fund, Class Y	2,985,653
1,417,561	JPMorgan Equity Premium Income Fund, Class I	21,702,855
133,500	Morgan Stanley Institutional Fund Inc – Global Opportunity Portfolio Class I	4,542,993
229,185	Tortoise MLP & Pipeline Fund, Institutional Class	3,110,036
		44,018,562

	FIXED INCOME - 14.2%
407,691	Franklin Floating Rate Daily Access Fund, Advisor Class	3,208,531
17	Invesco High Yield Municipal Fund, Class Y	159
10,284	Invesco Rochester Municipal Opportunities Fund, Class Y	76,510
1,580,366	Invesco Senior Floating Rate Fund, Class Y	11,157,388
1,616	Nuveen All-American Municipal Bond Fund, Class I	17,983
1,717	PIMCO Emerging Markets Bond Fund, Institutional Class	15,954
359,827	PIMCO Real Return Fund, Institutional Class	4,238,764
319,771	Putnam Mortgage Opportunities Fund, Class Y	2,852,354
		21,567,643

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	MUTUAL FUNDS — 53.5% (Continued)
	MIXED ALLOCATION - 10.3%
663,405	Franklin Mutual Quest Fund, Class Z	$9,924,535
407,273	Principal Diversified Real Asset Fund, Institutional Class	5,673,307
		15,597,842

	TOTAL MUTUAL FUNDS (Cost $81,537,427)	81,184,047

Shares		Fair Value
	SHORT-TERM INVESTMENT — 39.1%
	MONEY MARKET FUND - 39.1%
59,451,170	First American Government Obligations Fund, Class X, 0.18% (Cost $59,451,170)(b)	59,451,170

	TOTAL INVESTMENTS - 101.0% (Cost $154,025,067)	$153,472,990
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(1,453,106)
	NET ASSETS - 100.0%	$152,019,884

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical	Sierra Tactical Risk
	Asset Fund	Income Fund	Municipal Fund	Bond Fund	Spectrum 50 Fund
ASSETS
Investment securities:
At cost	$894,016,442	$1,917,391,326	$301,998,245	$2,076,860,776	$154,025,067
At value	$894,921,340	$1,922,352,676	$301,935,114	$2,077,192,846	$153,472,990
Receivable for Fund shares sold	1,059,643	2,824,708	562,972	2,191,609	222,239
Dividends and interest receivable	10,588	87,353	18,014	142,257	15,280
Prepaid expenses and other assets	62,439	106,056	80,094	131,990	71,469
TOTAL ASSETS	896,054,010	1,925,370,793	302,596,194	2,079,658,702	153,781,978

LIABILITIES
Payable for investments purchased	25,031,356	18,708,495	—	98,912,275	1,491,803
Payable for Fund shares repurchased	574,039	1,124,309	143,228	9,496,599	95,120
Investment advisory fees payable	919,192	1,202,050	201,154	1,749,019	124,269
Distribution (12b-1) fees payable	48,852	191,297	1,606	31,586	690
Payable to related parties	64,892	86,313	66,769	116,437	41,597
Accrued expenses and other liabilities	51,491	141,683	22,754	88,965	8,615
TOTAL LIABILITIES	26,689,822	21,454,147	435,511	110,394,881	1,762,094
NET ASSETS	$869,364,188	$1,903,916,646	$302,160,683	$1,969,263,821	$152,019,884

Net Assets Consist Of:
Paid in capital	$870,772,749	$1,925,514,176	$309,301,070	$2,013,363,741	$160,307,594
Distributable loss	(1,408,561)	(21,597,530)	(7,140,387)	(44,099,920)	(8,287,710)
NET ASSETS	$869,364,188	$1,903,916,646	$302,160,683	$1,969,263,821	$152,019,884

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2022

	Sierra Tactical All		Sierra Tactical Core	Sierra Tactical	Sierra Tactical	Sierra Tactical Risk
	Asset Fund		Income Fund	Municipal Fund	Bond Fund	Spectrum 50 Fund
Net Asset Value Per Share:
Class A:
Net Assets	$25,366,234		$55,037,802	$3,491,098	$16,748,227	$807,282
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,097,855		2,613,542	136,247	633,973	34,042
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.11	(b)	$21.06	$25.62	$26.42	$23.71
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$24.01		$21.88	$26.62	$27.45	$24.64

Class C:
Net Assets	$43,688,516		$170,705,246	$1,247,289	$24,669,876	$27,670
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,877,091		8,138,741	49,045	937,218	1,169
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.27		$20.97	$25.43	$26.32	$23.67

Investor Class:
Net Assets	$12,982,529		$75,013,797	$4,194,172	$20,292,884	$1,467,214
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	562,954		3,556,148	163,800	767,993	61,876
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.06		$21.09	$25.61	$26.42	$23.71

Instl Class:
Net Assets	$776,428,717		$1,603,159,801	$292,799,272	$1,907,552,834	$149,717,718
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	33,916,902		76,485,857	11,465,228	72,110,058	6,312,648
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.89		$20.96	$25.54	$26.45	$23.72

Special Shares:
Net Assets				$428,852
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				16,721
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$25.65

Class A1:
Net Assets	$3,343,021
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	143,144
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$23.35
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$24.26

Class I1:
Net Assets	$7,555,171
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	324,919
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$23.25

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2022 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

					Sierra Tactical
	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical	Sierra Tactical	Risk Spectrum
	Asset Fund	Income Fund	Municipal Fund	Bond Fund	50 Fund
INVESTMENT INCOME
Dividends	$13,446,159	$28,083,655	$2,946,831	$18,415,334	$2,001,292
Interest	46,354	122,863	20,874	195,364	6,979
TOTAL INVESTMENT INCOME	13,492,513	28,206,518	2,967,705	18,610,698	2,008,271

EXPENSES
Investment advisory fees	5,416,112	7,112,192	1,132,391	10,167,198	747,599
Distribution (12b-1) fees:
Class A	33,415	116,718	4,253	17,498	625
Class C	227,194	879,169	6,325	124,216	142
Investor Class	17,521	155,433	8,526	38,055	2,917
Class A1	6,734	—	—	—	—
Class I1	17,278	—	—	—	—
Third party administrative servicing fee	350,450	766,927	120,614	782,956	57,558
Administrative services fees	233,176	444,945	113,523	463,134	77,604
Transfer agent fees	35,874	214,142	38,389	105,485	17,263
Accounting services fees	47,429	98,929	15,919	96,830	7,120
Registration fees	79,475	89,408	64,812	90,603	49,071
Custodian fees	40,797	85,970	15,502	74,896	7,209
Printing and postage expenses	41,612	82,079	34,545	65,928	13,847
Professional fees	19,424	17,221	18,643	23,700	17,990
Compliance officer fees	16,031	25,467	11,286	25,370	7,945
Trustees fees and expenses	5,375	5,375	5,375	5,375	6,400
Insurance expense	5,053	9,758	2,340	8,431	1,348
Other expenses	6,340	7,410	4,390	18,424	3,872
TOTAL EXPENSES	6,599,290	10,111,143	1,596,833	12,108,099	1,018,510

Less: Fees waived by the Adviser	—	—	(3,020)	—	(81,499)

NET EXPENSES	6,599,290	10,111,143	1,593,813	12,108,099	937,011
NET INVESTMENT INCOME	6,893,223	18,095,375	1,373,892	6,502,599	1,071,260

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(2,290,094)	(26,747,088)	(5,778,595)	(39,738,829)	(7,115,769)
Distributions of capital gains from underlying investment companies	326,372	1,599,508	—	13,489	26,884
	(1,963,722)	(25,147,580)	(5,778,595)	(39,725,340)	(7,088,885)

Net change in unrealized appreciation (depreciation) of investments	(24,604,959)	(50,670,753)	(2,561,537)	(50,432,347)	1,868,638
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(26,568,681)	(75,818,333)	(8,340,132)	(90,157,687)	(5,220,247)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,675,458)	$(57,722,958)	$(6,966,240)	$(83,655,088)	$(4,148,987)

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$6,893,223	$22,725,112
Net realized gain (loss) from security transactions	(2,290,094)	9,481,107
Distributions of capital gains from underlying investment companies	326,372	555,535
Net change in appreciation (depreciation) of investments	(24,604,959)	7,475,947
Net increase (decrease) in net assets resulting from operations	(19,675,458)	40,237,701

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(268,220)	(798,004)
Class C	(289,443)	(909,999)
Investor Class	(136,631)	(427,447)
Instl Class	(8,994,147)	(20,659,269)
Class A1	(32,073)	(85,472)
Class I1	(78,327)	(180,401)
Net decrease in net assets resulting from distributions to shareholders	(9,798,841)	(23,060,592)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	490,597	2,732,615
Class C	2,612,189	5,659,428
Investor Class	302,432	541,083
Instl Class	161,154,019	329,038,386
Class A1	160,410	769,979
Class I1	954,812	7,243,072
Net asset value of shares issued in reinvestment of distributions:
Class A	260,216	771,796
Class C	280,311	877,073
Investor Class	129,604	402,828
Instl Class	8,940,312	20,468,937
Class A1	28,007	70,768
Class I1	75,632	172,367
Payments for shares redeemed:
Class A	(3,427,192)	(7,316,071)
Class C	(4,846,012)	(9,091,972)
Investor Class	(2,621,961)	(2,213,537)
Instl Class	(133,162,637)	(193,563,699)
Class A1	(131,518)	(773,131)
Class I1	(2,344,462)	(1,452,054)
Net increase in net assets resulting from shares of beneficial interest	28,854,759	154,337,868

TOTAL INCREASE (DECREASE) IN NET ASSETS	(619,540)	171,514,977

NET ASSETS
Beginning of Period	869,983,728	698,468,751
End of Period	$869,364,188	$869,983,728

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
SHARE ACTIVITY
Class A:
Shares Sold	20,751	112,988
Shares Reinvested	11,130	32,006
Shares Redeemed	(145,075)	(303,619)
Net decrease in shares of beneficial interest outstanding	(113,194)	(158,625)

Class C:
Shares Sold	109,755	232,531
Shares Reinvested	11,897	36,069
Shares Redeemed	(204,713)	(374,659)
Net decrease in shares of beneficial interest outstanding	(83,061)	(106,059)

Investor Class:
Shares Sold	12,874	22,143
Shares Reinvested	5,554	16,734
Shares Redeemed	(111,279)	(92,655)
Net decrease in shares of beneficial interest outstanding	(92,851)	(53,778)

Instl Class:
Shares Sold	6,923,142	13,787,292
Shares Reinvested	386,070	856,655
Shares Redeemed	(5,723,451)	(8,109,483)
Net increase in shares of beneficial interest outstanding	1,585,761	6,534,464

Class A1
Shares Sold	6,762	31,453
Shares Reinvested	1,185	2,903
Shares Redeemed	(5,566)	(31,598)
Net increase in shares of beneficial interest outstanding	2,381	2,758

Class I1
Shares Sold	40,179	298,585
Shares Reinvested	3,212	7,094
Shares Redeemed	(99,795)	(59,746)
Net increase (decrease) in shares of beneficial interest outstanding	(56,404)	245,933

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$18,095,375	$52,411,866
Net realized gain (loss) from security transactions	(26,747,088)	16,905,327
Distributions of capital gains from underlying investment companies	1,599,508	1,922,682
Net change in appreciation (depreciation) of investments	(50,670,753)	14,681,448
Net increase (decrease) in net assets resulting from operations	(57,722,958)	85,921,323

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(478,813)	(1,770,296)
Class C	(1,087,450)	(3,433,941)
Investor Class	(633,825)	(2,198,353)
Instl Class	(16,049,765)	(47,315,484)
Net decrease in net assets resulting from distributions to shareholders	(18,249,853)	(54,718,074)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,851,959	10,384,529
Class C	25,970,161	67,976,381
Investor Class	6,476,442	23,443,955
Instl Class	353,821,373	760,002,953
Net asset value of shares issued in reinvestment of distributions:
Class A	445,618	1,634,170
Class C	1,020,153	3,173,591
Investor Class	597,732	2,060,263
Instl Class	15,380,828	45,138,624
Payments for shares redeemed:
Class A	(8,778,488)	(21,320,293)
Class C	(25,907,529)	(39,541,636)
Investor Class	(9,410,016)	(24,070,324)
Instl Class	(274,360,429)	(604,824,366)
Net increase in net assets resulting from shares of beneficial interest	89,107,804	224,057,847

TOTAL INCREASE IN NET ASSETS	13,134,993	255,261,096

NET ASSETS
Beginning of Period	1,890,781,653	1,635,520,557
End of Period	$1,903,916,646	$1,890,781,653

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
SHARE ACTIVITY
Class A:
Shares Sold	179,468	472,714
Shares Reinvested	20,677	74,400
Shares Redeemed	(408,665)	(968,947)
Net decrease in shares of beneficial interest outstanding	(208,520)	(421,833)

Class C:
Shares Sold	1,207,476	3,100,957
Shares Reinvested	47,470	144,829
Shares Redeemed	(1,211,135)	(1,806,693)
Net increase in shares of beneficial interest outstanding	43,811	1,439,093

Investor Class:
Shares Sold	300,979	1,065,970
Shares Reinvested	27,692	93,638
Shares Redeemed	(437,866)	(1,094,265)
Net increase (decrease) in shares of beneficial interest outstanding	(109,195)	65,343

Instl Class:
Shares Sold	16,567,419	34,748,426
Shares Reinvested	718,240	2,064,619
Shares Redeemed	(12,853,476)	(27,622,311)
Net increase in shares of beneficial interest outstanding	4,432,183	9,190,734

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,373,892	$5,502,383
Net realized gain (loss) from security transactions	(5,778,595)	15,528,436
Distributions of capital gains from underlying investment companies	—	19,401
Net change in depreciation of investments	(2,561,537)	(5,648,522)
Net increase (decrease) in net assets resulting from operations	(6,966,240)	15,401,698

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(121,882)	(57,054)
Class C	(42,121)	(8,790)
Investor Class	(144,371)	(63,779)
Instl Class	(10,473,938)	(5,306,665)
Special Shares	(14,597)	(9,063)
Net decrease in net assets resulting from distributions to shareholders	(10,796,909)	(5,445,351)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	328,600	629,315
Class C	132,000	1,421,661
Investor Class	207,693	1,861,865
Instl Class	75,658,432	155,848,168
Special Shares	2,721	82,881
Net asset value of shares issued in reinvestment of distributions:
Class A	121,724	57,054
Class C	42,122	8,790
Investor Class	144,021	63,586
Instl Class	10,017,056	5,194,392
Special Shares	14,596	7,772
Payments for shares redeemed:
Class A	(137,100)	(83,396)
Class C	(102,126)	(578,150)
Investor Class	(287,462)	(142,103)
Instl Class	(57,400,384)	(85,563,614)
Special Shares	(7,170)	(4,067)
Net increase in net assets resulting from shares of beneficial interest	28,734,723	78,804,154

TOTAL INCREASE IN NET ASSETS	10,971,574	88,760,501

NET ASSETS
Beginning of Period	291,189,109	202,428,608
End of Period	$302,160,683	$291,189,109

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
SHARE ACTIVITY
Class A:
Shares Sold	12,109	23,008
Shares Reinvested	4,617	2,116
Shares Redeemed	(5,086)	(3,074)
Net increase in shares of beneficial interest outstanding	11,640	22,050

Class C:
Shares Sold	4,946	52,419
Shares Reinvested	1,609	326
Shares Redeemed	(3,875)	(21,353)
Net increase in shares of beneficial interest outstanding	2,680	31,392

Investor Class:
Shares Sold	7,720	69,058
Shares Reinvested	5,465	2,353
Shares Redeemed	(10,651)	(5,271)
Net increase in shares of beneficial interest outstanding	2,534	66,140

Instl Class:
Shares Sold	2,867,334	5,803,997
Shares Reinvested	384,991	193,019
Shares Redeemed	(2,195,247)	(3,194,773)
Net increase in shares of beneficial interest outstanding	1,057,078	2,802,243

Special Shares:
Shares Sold	103	3,083
Shares Reinvested	553	289
Shares Redeemed	(272)	(150)
Net increase in shares of beneficial interest outstanding	384	3,222

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$6,502,599	$49,187,331
Net realized loss from security transactions	(39,738,829)	(4,017,561)
Distributions of capital gains from underlying investment companies	13,489	3,001,516
Net change in appreciation (depreciation) of investments	(50,432,347)	52,854,717
Net increase (decrease) in net assets resulting from operations	(83,655,088)	101,026,003

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(62,849)	(563,043)
Class C	(61,880)	(678,214)
Investor Class	(76,645)	(1,018,200)
Instl Class	(9,991,830)	(100,322,292)
Net decrease in net assets resulting from distributions to shareholders	(10,193,204)	(102,581,749)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	7,962,694	10,311,960
Class C	6,772,398	22,902,290
Investor Class	5,696,466	13,672,526
Instl Class	517,558,110	1,197,928,418
Net asset value of shares issued in reinvestment of distributions:
Class A	62,299	559,731
Class C	61,562	675,232
Investor Class	67,389	937,944
Instl Class	9,771,312	97,816,364
Payments for shares redeemed:
Class A	(2,745,098)	(3,457,396)
Class C	(3,872,478)	(3,135,289)
Investor Class	(3,613,996)	(7,104,618)
Instl Class	(369,410,411)	(481,461,815)
Net increase in net assets resulting from shares of beneficial interest	168,310,247	849,645,347

TOTAL INCREASE IN NET ASSETS	74,461,955	848,089,601

NET ASSETS
Beginning of Period	1,894,801,866	1,046,712,265
End of Period	$1,969,263,821	$1,894,801,866

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2022	September 30,
	(Unaudited)	2021
SHARE ACTIVITY
Class A:
Shares Sold	296,336	371,253
Shares Reinvested	2,295	20,301
Shares Redeemed	(101,075)	(124,741)
Net increase in shares of beneficial interest outstanding	197,556	266,813

Class C:
Shares Sold	249,041	828,036
Shares Reinvested	2,265	24,513
Shares Redeemed	(144,104)	(113,047)
Net increase in shares of beneficial interest outstanding	107,202	739,502

Investor Class:
Shares Sold	211,781	492,688
Shares Reinvested	2,476	34,030
Shares Redeemed	(133,791)	(255,596)
Net increase in shares of beneficial interest outstanding	80,466	271,122

Instl Class:
Shares Sold	19,151,742	43,136,154
Shares Reinvested	359,279	3,545,555
Shares Redeemed	(13,706,404)	(17,281,463)
Net increase in shares of beneficial interest outstanding	5,804,617	29,400,246

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Period Ended
	March 31, 2022	September 30,
	(Unaudited)	2021*
FROM OPERATIONS
Net investment income	$1,071,260	$729,562
Net realized loss from security transactions	(7,115,769)	(868,664)
Distributions of capital gains from underlying investment companies	26,884	176,881
Net change in appreciation (depreciation) of investments	1,868,638	(2,420,715)
Net decrease in net assets resulting from operations	(4,148,987)	(2,382,936)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(3,220)	(1,467)
Class C	(83)	(125)
Investor Class	(8,699)	(5,809)
Instl Class	(1,123,644)	(637,342)
Net decrease in net assets resulting from distributions to shareholders	(1,135,646)	(644,743)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	478,946	347,151
Class C	—	29,025
Investor Class	186,750	1,518,247
Instl Class	41,840,965	142,443,410
Net asset value of shares issued in reinvestment of distributions:
Class A	3,220	1,467
Class C	83	125
Investor Class	8,699	5,809
Instl Class	1,120,705	636,234
Payments for shares redeemed:
Investor Class	(132,389)	(34,739)
Instl Class	(22,164,453)	(5,957,059)
Net increase in net assets resulting from shares of beneficial interest	21,342,526	138,989,670

TOTAL INCREASE IN NET ASSETS	16,057,893	135,961,991

NET ASSETS
Beginning of Period	135,961,991	—
End of Period	$152,019,884	$135,961,991

*	Sierra Tactical Risk Spectrum 50 Fund commenced operations on May 26, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Period Ended
	March 31, 2022	September 30,
	(Unaudited)	2021*
SHARE ACTIVITY
Class A:
Shares Sold	20,132	13,718
Shares Reinvested	133	59
Net increase in shares of beneficial interest outstanding	20,265	13,777

Class C:
Shares Sold	—	1,161
Shares Reinvested	3	5
Net increase in shares of beneficial interest outstanding	3	1,166

Investor Class:
Shares Sold	7,638	60,362
Shares Reinvested	357	235
Shares Redeemed	(5,348)	(1,368)
Net increase in shares of beneficial interest outstanding	2,647	59,229

Instl Class:
Shares Sold	1,726,337	5,660,953
Shares Reinvested	46,044	25,747
Shares Redeemed	(910,403)	(236,030)
Net increase in shares of beneficial interest outstanding	861,978	5,450,670

*	Sierra Tactical Risk Spectrum 50 Fund commenced operations on May 26, 2021.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$23.90		$23.28	$23.11		$22.95	$23.41	$23.13
Activity from investment operations:
Net investment income (1)(4)(5)	0.17		0.64	0.34		0.42	0.59	0.51
Net realized and unrealized gain (loss) on investments	(0.72)		0.62	0.22		0.16	(0.44)	0.30
Total from investment operations	(0.55)		1.26	0.56		0.58	0.15	0.81
Less distributions from:
Net investment income	(0.16)		(0.64)	(0.35)		(0.42)	(0.61)	(0.53)
Net realized gains	(0.08)		—	(0.04)		—	—	—
Return of capital	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.24)		(0.64)	(0.39)		(0.42)	(0.61)	(0.53)
Net asset value, end of period	$23.11		$23.90	$23.28		$23.11	$22.95	$23.41
Total return (2)	(2.31	)% (10)	5.46%	2.41%		2.59%	0.65%	3.57%
Net assets, at end of period (000s)	$25,366		$28,943	$31,880		$34,599	$36,946	$42,144
Ratio of gross expenses to average net assets (3)(4)(9)	1.70%		1.69%	1.70%		1.74%	1.73%	1.70	% (7)
Ratio of net expenses to average net assets (4)(9)	1.70%		1.69%	1.70%		1.74%	1.73%	1.72	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	1.41%		2.66%	1.48%		1.83%	2.52%	2.29%
Portfolio Turnover Rate	229	% (10)	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$24.07		$23.44	$23.30		$23.13	$23.59	$23.30
Activity from investment operations:
Net investment income (1)(4)(5)	0.08		0.47	0.17		0.25	0.42	0.34
Net realized and unrealized gain (loss) on investments	(0.72)		0.62	0.21		0.17	(0.44)	0.30
Total from investment operations	(0.64)		1.09	0.38		0.42	(0.02)	0.64
Less distributions from:
Net investment income	(0.08)		(0.46)	(0.20)		(0.25)	(0.44)	(0.35)
Net realized gains	(0.08)		—	(0.04)		—	—	—
Return of capital	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.16)		(0.46)	(0.24)		(0.25)	(0.44)	(0.35)
Net asset value, end of period	$23.27		$24.07	$23.44		$23.30	$23.13	$23.59
Total return (2)	(2.70	)% (10)	4.63%	1.66%		1.83%	(0.11)%	2.81%
Net assets, at end of period (000s)	$43,689		$47,185	$48,432		$52,649	$61,939	$67,075
Ratio of gross expenses to average net assets (3)(4)(9)	2.45%		2.44%	2.45%		2.49%	2.48%	2.45	% (7)
Ratio of net expenses to average net assets (4)(9)	2.45%		2.44%	2.45%		2.49%	2.48%	2.47	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	0.66%		1.92%	0.74%		1.07%	1.77%	1.54%
Portfolio Turnover Rate	229	% (10)	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$23.85		$23.22	$23.08		$22.91	$23.38	$23.09
Activity from investment operations:
Net investment income (1)(4)(5)	0.16		0.64	0.33		0.41	0.57	0.51
Net realized and unrealized gain (loss) on investments	(0.71)		0.63	0.20		0.18	(0.43)	0.31
Total from investment operations	(0.55)		1.27	0.53		0.59	0.14	0.82
Less distributions from:
Net investment income	(0.16)		(0.64)	(0.35)		(0.42)	(0.61)	(0.53)
Net realized gains	(0.08)		—	(0.04)		—	—	—
Return of capital	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.24)		(0.64)	(0.39)		(0.42)	(0.61)	(0.53)
Net asset value, end of period	$23.06		$23.85	$23.22		$23.08	$22.91	$23.38
Total return (2)	(2.32	)% (10)	5.47%	2.33%		2.63%	0.60%	3.62%
Net assets, at end of period (000s)	$12,983		$15,643	$16,479		$15,425	$19,760	$27,778
Ratio of gross expenses to average net assets (3)(4)(9)	1.70%		1.69%	1.70%		1.74%	1.73%	1.69	% (7)
Ratio of net expenses to average net assets (4)(9)	1.70%		1.69%	1.70%		1.74%	1.73%	1.72	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	1.37%		2.68%	1.44%		1.83%	2.46%	2.28%
Portfolio Turnover Rate	229	% (10)	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$23.68		$23.08	$22.91		$22.75	$23.22	$22.95
Activity from investment operations:
Net investment income (1)(4)(5)	0.19		0.70	0.38		0.47	0.64	0.55
Net realized and unrealized gain (loss) on investments	(0.71)		0.60	0.24		0.17	(0.44)	0.31
Total from investment operations	(0.52)		1.30	0.62		0.64	0.20	0.86
Less distributions from:
Net investment income	(0.19)		(0.70)	(0.41)		(0.48)	(0.67)	(0.59)
Net realized gains	(0.08)		—	(0.04)		—	—	—
Return of capital	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.27)		(0.70)	(0.45)		(0.48)	(0.67)	(0.59)
Net asset value, end of period	$22.89		$23.68	$23.08		$22.91	$22.75	$23.22
Total return (2)	(2.21	)% (10)	5.64%	2.73%		2.87%	0.86%	3.82%
Net assets, at end of period (000s)	$776,429		$765,643	$595,260		$486,871	$442,358	$350,668
Ratio of gross expenses to average net assets (3)(4)(9)	1.45%		1.44%	1.45%		1.49%	1.48%	1.45	% (7)
Ratio of net expenses to average net assets (4)(9)	1.45%		1.44%	1.45%		1.49%	1.48%	1.50	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	1.66%		2.95%	1.67%		2.08%	2.77%	2.49%
Portfolio Turnover Rate	229	% (10)	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Class A1 Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$24.15		$23.52	$23.35		$23.18	$23.65	$23.35
Activity from investment operations:
Net investment income (1)(4)(5)	0.15		0.60	0.31		0.38	0.56	0.48
Net realized and unrealized gain (loss) on investments	(0.72)		0.63	0.21		0.18	(0.45)	0.31
Total from investment operations	(0.57)		1.23	0.52		0.56	0.11	0.79
Less distributions from:
Net investment income	(0.15)		(0.60)	(0.31)		(0.39)	(0.58)	(0.49)
Net realized gains	(0.08)		—	(0.04)		—	—	—
Return of capital	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.23)		(0.60)	(0.35)		(0.39)	(0.58)	(0.49)
Net asset value, end of period	$23.35		$24.15	$23.52		$23.35	$23.18	$23.65
Total return (2)	(2.40	)% (10)	5.25%	2.26%		2.45%	0.47%	3.47%
Net assets, at end of period (000s)	$3,343		$3,400	$3,246		$3,506	$3,802	$3,118
Ratio of gross expenses to average net assets (3)(4)(9)	1.85%		1.84%	1.85%		1.89%	1.88%	1.85	% (7)
Ratio of net expenses to average net assets (4)(9)	1.85%		1.84%	1.85%		1.89%	1.88%	1.87	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	1.27%		2.48%	1.36%		1.67%	2.38%	2.14%
Portfolio Turnover Rate	229	% (10)	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Class I1 Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$24.05		$23.43	$23.26		$23.08	$23.54	$23.25
Activity from investment operations:
Net investment income (1)(4)(5)	0.14		0.60	0.31		0.38	0.52	0.48
Net realized and unrealized gain (loss) on investments	(0.72)		0.63	0.21		0.19	(0.41)	0.30
Total from investment operations	(0.58)		1.23	0.52		0.57	0.11	0.78
Less distributions from:
Net investment income	(0.14)		(0.61)	(0.31)		(0.39)	(0.57)	(0.49)
Net realized gains	(0.08)		—	(0.04)		—	—	—
Return of capital	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.22)		(0.61)	(0.35)		(0.39)	(0.57)	(0.49)
Net asset value, end of period	$23.25		$24.05	$23.43		$23.26	$23.08	$23.54
Total return (2)	(2.42	)% (10)	5.24%	2.27%		2.50%	0.45%	3.43%
Net assets, at end of period (000s)	$7,555		$9,170	$3,172		$3,950	$5,899	$11,205
Ratio of gross expenses to average net assets (3)(4)(9)	1.85%		1.84%	1.85%		1.89%	1.88%	1.85	% (7)
Ratio of net expenses to average net assets (4)(9)	1.85%		1.84%	1.85%		1.89%	1.88%	1.86	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	1.20%		2.45%	1.32%		1.68%	2.20%	2.12%
Portfolio Turnover Rate	229	% (10)	159%	310%		320%	153%	156%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$21.91		$21.50	$21.51		$20.96	$21.44	$21.33
Activity from investment operations:
Net investment income (1)(4)(5)	0.18		0.58	0.53		0.51	0.62	0.61
Net realized and unrealized gain (loss) on investments	(0.86)		0.43	0.00	(6)	0.56	(0.51)	0.09
Total from investment operations	(0.68)		1.01	0.53		1.07	0.11	0.70
Less distributions from:
Net investment income	(0.17)		(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net realized gains	—		—	(0.00	) (6)	—	—	—
Total distributions	(0.17)		(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net asset value, end of period	$21.06		$21.91	$21.50		$21.51	$20.96	$21.44
Total return (2)	(3.10	)% (8)	4.71%	2.48%		5.21%	0.53%	3.34%
Net assets, at end of period (000s)	$55,038		$61,843	$69,753		$64,244	$75,143	$72,996
Ratio of gross expenses to average net assets (3)(4)(7)	1.35%		1.34%	1.36%		1.36%	1.35%	1.34%
Ratio of net expenses to average net assets (4)(7)	1.35%		1.34%	1.35%		1.35%	1.35%	1.34%
Ratio of net investment income to average net assets (4)(5)(7)	1.66%		2.65%	2.47%		2.45%	2.91%	2.87%
Portfolio Turnover Rate	227	% (8)	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$21.85		$21.44	$21.45		$20.91	$21.39	$21.29
Activity from investment operations:
Net investment income (1)(4)(5)	0.11		0.44	0.40		0.39	0.49	0.48
Net realized and unrealized gain (loss) on investments	(0.86)		0.44	0.00	(6)	0.55	(0.50)	0.09
Total from investment operations	(0.75)		0.88	0.40		0.94	(0.01)	0.57
Less distributions from:
Net investment income	(0.13)		(0.47)	(0.41)		(0.40)	(0.47)	(0.47)
Net realized gains	—		—	(0.00	) (6)	—	—	—
Total distributions	(0.13)		(0.47)	(0.41)		(0.40)	(0.47)	(0.47)
Net asset value, end of period	$20.97		$21.85	$21.44		$21.45	$20.91	$21.39
Total return (2)	(3.44	)% (8)	4.12%	1.90%		4.56%	(0.06)%	2.71%
Net assets, at end of period (000s)	$170,705		$176,858	$142,722		$130,746	$129,749	$115,067
Ratio of gross expenses to average net assets (3)(4)(7)	1.95%		1.94%	1.96%		1.96%	1.96%	1.94%
Ratio of net expenses to average net assets (4)(7)	1.95%		1.94%	1.95%		1.95%	1.95%	1.94%
Ratio of net investment income to average net assets (4)(5)(7)	1.04%		2.00%	1.87%		1.84%	2.34%	2.28%
Portfolio Turnover Rate	227	% (8)	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Investor Class	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$21.95		$21.54	$21.54		$20.99	$21.47	$21.36
Activity from investment operations:
Net investment income (1)(4)(5)	0.17		0.58	0.53		0.51	0.63	0.61
Net realized and unrealized gain (loss) on investments	(0.86)		0.43	0.01		0.56	(0.52)	0.09
Total from investment operations	(0.69)		1.01	0.54		1.07	0.11	0.70
Less distributions from:
Net investment income	(0.17)		(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net realized gains	—		—	(0.00	) (6)	—	—	—
Total distributions	(0.17)		(0.60)	(0.54)		(0.52)	(0.59)	(0.59)
Net asset value, end of period	$21.09		$21.95	$21.54		$21.54	$20.99	$21.47
Total return (2)	(3.14	)% (8)	4.70%	2.53%		5.19%	0.52%	3.33%
Net assets, at end of period (000s)	$75,014		$80,457	$77,540		$68,005	$85,844	$104,978
Ratio of gross expenses to average net assets (3)(4)(7)	1.35%		1.34%	1.36%		1.36%	1.35%	1.35%
Ratio of net expenses to average net assets (4)(7)	1.35%		1.34%	1.35%		1.35%	1.35%	1.35%
Ratio of net investment income to average net assets (4)(5)(7)	1.64%		2.64%	2.48%		2.44%	2.95%	2.88%
Portfolio Turnover Rate	227	% (8)	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2022		September 30,	September 30,		September 30,	September 30,	September 30,
Instl Class	(Unaudited)		2021	2020		2019	2018	2017
Net asset value, beginning of period	$21.81		$21.40	$21.41		$20.87	$21.35	$21.25
Activity from investment operations:
Net investment income (1)(4)(5)	0.22		0.66	0.60		0.59	0.70	0.69
Net realized and unrealized gain (loss) on investments	(0.85)		0.43	0.01		0.56	(0.50)	0.08
Total from investment operations	(0.63)		1.09	0.61		1.15	0.20	0.77
Less distributions from:
Net investment income	(0.22)		(0.68)	(0.62)		(0.61)	(0.68)	(0.67)
Net realized gains	—		—	(0.00	) (8)	—	—	—
Total distributions	(0.22)		(0.68)	(0.62)		(0.61)	(0.68)	(0.67)
Net asset value, end of period	$20.96		$21.81	$21.40		$21.41	$20.87	$21.35
Total return (2)	(2.92	)% (10)	5.15%	2.90%		5.61%	0.94%	3.70%
Net assets, at end of period (000s)	$1,603,160		$1,571,623	$1,345,504		$1,018,078	$828,171	$552,839
Ratio of gross expenses to average net assets (3)(4)(9)	0.94%		0.94%	0.96%		0.96%	0.96%	0.94	% (7)
Ratio of net expenses to average net assets (4)(9)	0.94%		0.94%	0.96%		0.96%	0.96%	0.97	% (6)
Ratio of net investment income to average net assets (4)(5)(9)	2.03%		3.01%	2.82%		2.83%	3.33%	3.26%
Portfolio Turnover Rate	227	% (10)	117%	294%		221%	131%	119%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(8)	Less than $0.01.

(9)	Annualized for periods less than one year.

(10)	Not Annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2022		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period	$27.16		$25.93	$26.42	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.09		0.55	0.58	0.48
Net realized and unrealized gain (loss) on investments	(0.71)		1.21	(0.45)	1.31
Total from investment operations	(0.62)		1.76	0.13	1.79
Less distributions from:
Net investment income	(0.15)		(0.53)	(0.59)	(0.37)
Net realized gains	(0.77)		—	(0.03)	—
Total distributions	(0.92)		(0.53)	(0.62)	(0.37)
Net asset value, end of period	$25.62		$27.16	$25.93	$26.42
Total return (3)	(2.36	)% (8)	6.88%	0.46%	7.20	% (8)
Net assets, at end of period (000s)	$3,491		$3,384	$2,659	$1,616
Ratio of gross expenses to average net assets (4)(5)(7)	1.29%		1.29%	1.35%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.23%		1.23%	1.23%	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	0.72%		2.04%	2.23%	2.42%
Portfolio Turnover Rate	347	% (8)	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Class A shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2022		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period	$26.99		$25.80	$26.33	$26.44
Activity from investment operations:
Net investment income (2)(5)(6)	0.00	(10)	0.32	0.35	0.02
Net realized and unrealized gain (loss) on investments	(0.71)		1.22	(0.39)	(0.13)
Total from investment operations	(0.71)		1.54	(0.04)	(0.11)
Less distributions from:
Net investment income	(0.08)		(0.35)	(0.46)	—
Net realized gains	(0.77)		—	(0.03)	—
Total distributions	(0.85)		(0.35)	(0.49)	—
Net asset value, end of period	$25.43		$26.99	$25.80	$26.33
Total return (3)	(2.69	)% (9)	6.05%	(0.21)%	(0.42	)% (9)
Net assets, at end of period (000s)	$1,247		$1,252	$386	$26	(7)
Ratio of gross expenses to average net assets (4)(5)(8)	2.05%		2.04%	2.10%	2.22%
Ratio of net expenses to average net assets (5)(8)	1.98%		1.98%	1.98%	1.98%
Ratio of net investment income to average net assets (5)(6)(8)	0.02%		1.19%	1.36%	1.37%
Portfolio Turnover Rate	347	% (9)	121%	186%	26	% (9)

(1)	The Sierra Tactical Municipal Fund Class C shares commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Less than $0.01.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2022		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period	$27.14		$25.92	$26.33	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.08		0.51	0.48	0.42
Net realized and unrealized gain (loss) on investments	(0.70)		1.21	(0.40)	1.28
Total from investment operations	(0.62)		1.72	0.08	1.70
Less distributions from:
Net investment income	(0.14)		(0.50)	(0.46)	(0.37)
Net realized gains	(0.77)		—	(0.03)	—
Total distributions	(0.91)		(0.50)	(0.49)	(0.37)
Net asset value, end of period	$25.61		$27.14	$25.92	$26.33
Total return (3)	(2.37	)% (8)	6.66%	0.30%	6.85	% (8)
Net assets, at end of period (000s)	$4,194		$4,377	$2,465	$94
Ratio of gross expenses to average net assets (4)(5)(7)	1.45%		1.44%	1.50%	1.62%
Ratio of net expenses to average net assets (5)(7)	1.38%		1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	0.60%		1.89%	1.86%	2.17%
Portfolio Turnover Rate	347	% (8)	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Investor Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2022		September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period	$27.07		$25.85	$26.35	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.12		0.60	0.64	0.49
Net realized and unrealized gain (loss) on investments	(0.71)		1.22	(0.45)	1.30
Total from investment operations	(0.59)		1.82	0.19	1.79
Less distributions from:
Net investment income	(0.17)		(0.60)	(0.66)	(0.44)
Net realized gains	(0.77)		—	(0.03)	—
Total distributions	(0.94)		(0.60)	(0.69)	(0.44)
Net asset value, end of period	$25.54		$27.07	$25.85	$26.35
Total return (3)	(2.24	)% (8)	7.06%	0.71%	7.20	% (8)
Net assets, at end of period (000s)	$292,799		$281,733	$196,579	$120,105
Ratio of gross expenses to average net assets (4)(5)(7)	1.04%		1.04%	1.10%	1.22%
Ratio of net expenses to average net assets (5)(7)	1.04%		1.02%	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	0.92%		2.23%	2.47%	2.52%
Portfolio Turnover Rate	347	% (8)	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Instl Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2022		September 30,	September 30,	September 30,
Special Class Shares	(Unaudited)		2021	2020	2019 (1)
Net asset value, beginning of period	$27.11		$25.88	$26.37	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.14		0.64	0.71	0.53
Net realized and unrealized gain (loss) on investments	(0.71)		1.21	(0.50)	1.29
Total from investment operations	(0.57)		1.85	0.21	1.82
Less distributions from:
Net investment income	(0.12)		(0.62)	(0.67)	(0.45)
Net realized gains	(0.77)		—	(0.03)	—
Total distributions	(0.89)		(0.62)	(0.70)	(0.45)
Net asset value, end of period	$25.65		$27.11	$25.88	$26.37
Total return (3)	(2.18	)% (8)	7.19%	0.81%	7.33	% (8)
Net assets, at end of period (000s)	$429		$443	$339	$382
Ratio of gross expenses to average net assets (4)(5)(7)	0.97%		0.94%	1.04%	1.16%
Ratio of net expenses to average net assets (5)(7)	0.92%		0.92%	0.92%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	1.07%		2.36%	2.73%	2.68%
Portfolio Turnover Rate	347	% (8)	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Special shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2022		September 30,	September 30,
Class A Shares	(Unaudited)		2021	2020 (1)
Net asset value, beginning of period	$27.74		$27.83	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.04		0.84	0.76
Net realized and unrealized gain (loss) on investments	(1.24)		1.09	2.82
Total from investment operations	(1.20)		1.93	3.58
Less distributions from:
Net investment income	(0.12)		(0.78)	(0.75)
Net realized gains	—		(1.24)	—
Total distributions	(0.12)		(2.02)	(0.75)
Net asset value, end of period	$26.42		$27.74	$27.83
Total return (3)	(4.32	)% (8)	7.15%	14.50	% (8)
Net assets, at end of period (000s)	$16,748		$12,105	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.48%		1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.48%		1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	0.29%		3.02%	2.72%
Portfolio Turnover Rate	316	% (8)	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2022		September 30,	September 30,
Class C Shares	(Unaudited)		2021	2020 (1)
Net asset value, beginning of period	$27.68		$27.81	$25.00
Activity from investment operations:
Net investment income (loss) (2)(5)(6)	(0.04)		0.63	0.53
Net realized and unrealized gain (loss) on investments	(1.25)		1.09	2.92
Total from investment operations	(1.29)		1.72	3.45
Less distributions from:
Net investment income	(0.07)		(0.61)	(0.64)
Net realized gains	—		(1.24)	—
Total distributions	(0.07)		(1.85)	(0.64)
Net asset value, end of period	$26.32		$27.68	$27.81
Total return (3)	(4.68	)% (8)	6.33%	13.97	% (8)
Net assets, at end of period (000s)	$24,670		$22,977	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.23%		2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.23%		2.23%	2.24%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.31)%		2.27%	1.91%
Portfolio Turnover Rate	316	% (8)	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2022		September 30,	September 30,
Investor Class Shares	(Unaudited)		2021	2020 (1)
Net asset value, beginning of period	$27.75		$27.84	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.04		0.79	0.75
Net realized and unrealized gain (loss) on investments	(1.26)		1.10	2.79
Total from investment operations	(1.22)		1.89	3.54
Less distributions from:
Net investment income	(0.11)		(0.74)	(0.70)
Net realized gains	—		(1.24)	—
Total distributions	(0.11)		(1.98)	(0.70)
Net asset value, end of period	$26.42		$27.75	$27.84
Total return (3)	(4.41	)% (8)	6.99%	14.36	% (8)
Net assets, at end of period (000s)	$20,293		$19,077	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.63%		1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.63%		1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	0.31%		2.83%	2.74%
Portfolio Turnover Rate	316	% (8)	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		March 31,	Period Ended
	2022		2022	September 30,
Instl Class Shares	(Unaudited)		(Unaudited)	2020 (1)
Net asset value, beginning of period	$27.76		$27.85	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.09		0.91	0.83
Net realized and unrealized gain on investments	(1.26)		1.09	2.81
Total from investment operations	(1.17)		2.00	3.64
Less distributions from:
Net investment income	(0.14)		(0.85)	(0.79)
Net realized gains	—		(1.24)	—
Total distributions	(0.14)		(2.09)	(0.79)
Net asset value, end of period	$26.45		$27.76	$27.85
Total return (3)	(4.21	)% (8)	7.40%	14.78	% (8)
Net assets, at end of period (000s)	$1,907,553		$1,840,643	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.23%		1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.23%		1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	0.69%		3.26%	3.05%
Portfolio Turnover Rate	316	% (8)	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	March 31,	Period Ended
	2022	September 30,
Class A Shares	(Unaudited)	2021 (1)
Net asset value, beginning of period	$24.61	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.14	0.24
Net realized and unrealized loss on investments	(0.88)	(0.44)
Total from investment operations	(0.74)	(0.20)
Less distributions from:
Net investment income	(0.16)	(0.19)
Total distributions	(0.16)	(0.19)
Net asset value, end of period	$23.71	$24.61
Total return (3)(8)	(2.97)%	(0.82)%
Net assets, at end of period (000s)	$807	$339
Ratio of gross expenses to average net assets (4)(5)(7)	1.67%	1.72%
Ratio of net expenses to average net assets (5)(7)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(7)	1.14%	2.72%
Portfolio Turnover Rate (8)	275%	39%

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	March 31,	Period Ended
	2022	September 30,
Class C Shares	(Unaudited)	2021 (1)
Net asset value, beginning of period	$24.55	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.06	0.14
Net realized and unrealized loss on investments	(0.87)	(0.41)
Total from investment operations	(0.81)	(0.27)
Less distributions from:
Net investment income	(0.07)	(0.18)
Total distributions	(0.07)	(0.18)
Net asset value, end of period	$23.67	$24.55
Total return (3)(8)	(3.31)%	(1.09)%
Net assets, at end of period (000s)	$28	$29
Ratio of gross expenses to average net assets (4)(5)(7)	2.43%	2.47%
Ratio of net expenses to average net assets (5)(7)	2.31%	2.31%
Ratio of net investment income to average net assets (5)(6)(7)	0.51%	1.63%
Portfolio Turnover Rate (8)	275%	39%

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	March 31,	Period Ended
	2022	September 30,
Investor Class Shares	(Unaudited)	2021 (1)
Net asset value, beginning of period	$24.61	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.13	0.18
Net realized and unrealized loss on investments	(0.89)	(0.39)
Total from investment operations	(0.76)	(0.21)
Less distributions from:
Net investment income	(0.14)	(0.18)
Total distributions	(0.14)	(0.18)
Net asset value, end of period	$23.71	$24.61
Total return (3)(8)	(3.09)%	(0.84)%
Net assets, at end of period (000s)	$1,467	$1,457
Ratio of gross expenses to average net assets (4)(5)(7)	1.82%	1.87%
Ratio of net expenses to average net assets (5)(7)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(7)	1.11%	2.03%
Portfolio Turnover Rate (8)	275%	39%

(1)	The Sierra Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended
	March 31,	Period Ended
	2022	September 30,
Instl Class Shares	(Unaudited)	2021 (1)
Net asset value, beginning of period	$24.61	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.18	0.21
Net realized and unrealized loss on investments	(0.88)	(0.40)
Total from investment operations	(0.70)	(0.19)
Less distributions from:
Net investment income	(0.19)	(0.20)
Total distributions	(0.19)	(0.20)
Net asset value, end of period	$23.72	$24.61
Total return (3)(8)	(2.86)%	(0.76)%
Net assets, at end of period (000s)	$149,718	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.42%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	1.51%	2.32%
Portfolio Turnover Rate (8)	275%	39%

(1)	The Sierra Tactical Risk Spectrum 50 Fund Institutional Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), Sierra Tactical Municipal Fund (“STMF”), Sierra Tactical Bond Fund (“STBF”) and Sierra Tactical Risk Spectrum 50 Fund (“STRSF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. STBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STRSF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

Each Fund currently offers Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Fair Valuation Process – As noted above, this committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2022 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$55,695,435	$—	$—	$55,695,435
Mutual Funds	298,859,375	—	—	298,859,375
Short-Term Investment	540,366,530	—	—	540,366,530
Total	$894,921,340	$—	$—	$894,921,340

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$537,011,955	$—	$—	$537,011,955
Short-Term Investment	1,385,340,721	—	—	1,385,340,721
Total	$1,922,352,676	$—	$—	$1,922,352,676

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$612,619	$—	$—	$612,619
Short-Term Investments	301,322,495	—	—	301,322,495
Total	$301,935,114	$—	$—	$301,935,114

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Sierra Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$119,972,674	$—	$—	$119,972,674
Short-Term Investment	1,957,220,172	—	—	1,957,220,172
Total	$2,077,192,846	$—	$—	$2,077,192,846

Sierra Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$12,837,773	$—	$—	$12,837,773
Mutual Funds	81,184,047	—	—	81,184,047
Short-Term Investment	59,451,170	—	—	59,451,170
Total	$153,472,990	$—	$—	$153,472,990

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF and STBF and quarterly for STAAF and STRSF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 to September 30, 2020, or expected to be taken in the Funds’ September 30, 2021 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective January 24, 2020, the Fund entered into a revolving, uncommitted $100,000,000 line of credit with U.S. Bank, N.A. (the “Revolving Credit Agreement”). Borrowings under the Revolving Credit Agreement bore interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended March 31, 2022, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $100,000,000; (b) 20% of the gross market value of the Fund or (c) 33.33% of the gross market value of the Fund.

During the six months March 31, 2022, STMF and STBF drew on the line of credit were as follows:

		Outstanding Balance		Average Borrowings	Maximum Borrowing
FUND	Interest Expense	as of March 31, 2022	Average Borrowings	Rate	Interest Rate
STMF	$350	$—	$969,500	3.25%	3.25%
STBF	$850	$—	$9,414,000	3.25%	3.25%

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
STAAF	$1,154,916,641	$1,465,099,861
STCIF	$1,949,009,318	$2,941,538,942
STMF	$221,259,927	$493,780,218
STBF	$3,215,583,614	$4,890,205,683
STRSF	$261,616,042	$289,205,700

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended March 31, 2022, each Fund incurred the following in advisory fees:

FUND	ANNUAL RATE	TOTAL ADVISORY FEE
STAAF	1.25%	$5,416,112
STCIF	0.75%	$7,112,192
STMF	0.75%	$1,132,391
STBF	1.05%	$10,167,198
STRSF	1.05%	$747,599

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2023 for STCIF, STAAF, STMF, STBF and STRSF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Investor Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
STBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
STRSF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2022, the Adviser waived $0 with respect to STAAF, STCIF, and STBF, and $3,020 and $81,499 to STMF and STRSF, respectively, under each Fund’s Expense Limitation Agreement.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2022	9/30/2023	9/30/2024
STCIF	$20,338	$11,999	$—
STMF	$145,234	$197,596	$53,674
STRSF	$—	$—	$50,594

Distributor - The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months end March 31, 2022, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

	Class A	Class C	Investor Class	Class A1	Class I1
STAAF	0.25%	1.00%	0.25%	0.40%	0.40%
STCIF	0.40%	1.00%	0.40%	N/A	N/A
STMF	0.25%	1.00%	0.40%	N/A	N/A
STBF	0.25%	1.00%	0.40%	N/A	N/A
STRSF	0.25%	1.00%	0.40%	N/A	N/A

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2022, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each fund respectively:

		Front End Sale	Amounts retained
		charges received	by the Principal
Fund	Share Class	by the Distributor	Underwriter
STAAF	Class A1	$2,285	$110
	Class A	$15,268	$846
STCIF	Class A	$113,068	$7,629
STMF	Class A	$266	$18
STBF	Class A	$52,157	$2,391
STRSF	Class A	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2021 and September 30, 2020 was as follows:

For the Year or Period Ended September 30, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$20,048,467	$329,647	$—	$2,682,478	$23,060,592
Sierra Tactical Core Income Fund	45,369,700	2,829,482	7,976	6,510,916	54,718,074
Sierra Tactical Municipal Fund	195,040	—	—	5,250,311	5,445,351
Sierra Tactical Bond Fund	102,581,749	—	—	—	102,581,749
Sierra Tactical Risk Spectrum 50 Fund	644,743	—	—	—	644,743

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

For the Year Ended September 30, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$9,072,982	$—	$98,037	$2,049,538	$11,220,557
Sierra Tactical Core Income Fund	35,499,473	—	—	4,867,977	40,367,450
Sierra Tactical Municipal Fund	552,618	—	—	3,930,003	4,482,621
Sierra Tactical Bond Fund	17,469,410	—	—	—	17,469,410

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Sierra Tactical All Asset Fund	$—	$2,830,529	$—	$—	$—	25,235,209	$28,065,738
Sierra Tactical Core Income Fund	—	—	—	—	—	54,375,281	54,375,281
Sierra Tactical Municipal Fund	7,533,866	592,443	—	—	—	2,496,453	10,622,762
Sierra Tactical Bond Fund	—	—	—	(1,009,165)	—	50,757,537	49,748,372
Sierra Tactical Risk Spectrum 50 Fund	109,421	—	(686,831)	—	—	(2,425,667)	(3,003,077)

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. STRSF incurred and elected to defer such capital losses of $686,831.

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards and had capital loss carryforwards subject to expiration as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Sierra Tactical All Asset Fund	$—	$—	$—	$328,451
Sierra Tactical Core Income Fund	—	—	—	1,536,156
Sierra Tactical Municipal Fund	—	—	—	—
Sierra Tactical Bond Fund	1,009,165	—	1,009,165	—
Sierra Tactical Risk Spectrum 50 Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and distributions in excess.

During the fiscal period ended September 30, 2021, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to book/tax treatment of non-deductible expenses, distributions in excess, and tax adjustment for equalization credits, resulted in reclassifications for the Funds for the period ended September 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Sierra Tactical All Asset Fund	$432,957	$(432,957)
Sierra Tactical Core Income Fund	(7,976)	7,976
Sierra Tactical Municipal Fund	567,453	(567,453)
Sierra Tactical Bond Fund	4,048,815	(4,048,815)
Sierra Tactical Risk Spectrum 50 Fund	(24,602)	24,602

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, TD Ameritrade held approximately 59.2%, 29.9%, 52.8%, 53.7% and 63.2% of the voting securities of STAAF, STCIF, STMF, STBF and STRSF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

STAAF, STCIF, STBF and STRSF currently invests a portion of their assets in the First American Government Obligations Fund - Class X (“First American”). First American is registered under the 1940 Act as open-end management investment companies. STAAF, STCIF, STBF and STRSF may redeem its investments in First American at any time if the Advisor determines that it is in the best interest of STAAF, STCIF, STBF and STRSF, and their shareholders to do so. The performance of STAAF, STCIF, STBF and STRSF will be directly affected by the performance of First American. The financial statements of First American, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STAAF, STCIF, STBF and STRSF’s financial statements. As of March 31, 2022, the percentage of STAAF, STCIF, STBF and STRSF’s net assets invested in First American Government Obligations Fund - Class X were 62.2%, 72.8%, 99.4% and 39.1%, respectfully.

STMF currently invests a portion of its assets in the BlackRock Liquidity Funds MuniCash - Institutional Class (“BlackRock”). BlackRock is registered under the 1940 Act as open-end management investment companies. STMF may redeem its investments in BlackRock at any time if the Advisor determines that it is in the best interest of STMF and its shareholders to do so. The performance of STMF will be directly affected by the performance of BlackRock. The financial statements of BlackRock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STMF financial statements. As of March 31, 2022, the percentage of the Fund’s net assets invested in BlackRock Liquidity Funds MuniCash - Institutional Class was 99.7%.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$894,291,090	$4,066,977	$(3,436,727)	$630,250
Sierra Tactical Core Income Fund	1,918,648,148	8,879,858	(5,175,330)	3,704,528
Sierra Tactical Municipal Fund	302,000,198	—	(65,084)	(65,084)
Sierra Tactical Bond Fund	2,076,867,656	548,546	(223,356)	325,190
Sierra Tactical Risk Spectrum 50 Fund	154,030,019	311,772	(868,801)	(557,029)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund	Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund Class A	0.0000	4/27/2022	4/29/2022
Sierra Tactical Core Income Fund Class C	0.0000	4/27/2022	4/29/2022
Sierra Tactical Core Income Fund Investor Class	0.0000	4/27/2022	4/29/2022
Sierra Tactical Core Income Fund Instl Class	0.0051	4/27/2022	4/29/2022

Fund	Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund Class A	0.0070	5/26/2022	5/31/2022
Sierra Tactical Core Income Fund Class C	0.0000	5/26/2022	5/31/2022
Sierra Tactical Core Income Fund Investor Class	0.0071	5/26/2022	5/31/2022
Sierra Tactical Core Income Fund Instl Class	0.0135	5/26/2022	5/31/2022

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2022

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) . Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/2021	3/31/2022	10/1/2021 - 3/31/2022	10/1/2021 - 3/31/2022
Sierra Tactical All Asset Class A	$1,000.00	$976.50	$8.40	1.70%
Sierra Tactical All Asset Class C	1,000.00	973.00	12.07	2.45%
Sierra Tactical All Asset Investor Class	1,000.00	976.80	8.40	1.70%
Sierra Tactical All Asset Instl Class	1,000.00	977.90	7.17	1.45%
Sierra Tactical All Asset Class A1	1,000.00	975.60	9.13	1.85%
Sierra Tactical All Asset Class I1	1,000.00	975.80	9.13	1.85%
Sierra Tactical Core Income Class A	1,000.00	969.00	6.60	1.35%
Sierra Tactical Core Income Class C	1,000.00	965.60	9.53	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	968.60	6.60	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	970.80	4.64	0.94%
Sierra Tactical Municipal Fund Class A	1,000.00	976.80	6.06	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	973.10	9.74	1.59%
Sierra Tactical Municipal Fund Investor Class	1,000.00	976.30	6.80	1.38%
Sierra Tactical Municipal Fund Instl Class	1,000.00	977.60	5.15	1.04%
Sierra Tactical Municipal Fund Special Shares	1,000.00	978.60	4.54	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	956.80	7.22	1.48%
Sierra Tactical Bond Fund Class C	1,000.00	953.20	10.86	2.23%
Sierra Tactical Bond Fund Investor Class	1,000.00	955.90	7.96	1.63%
Sierra Tactical Bond Fund Institutional Class	1,000.00	957.90	6.01	1.23%
Sierra Tactical Risk Spectrum 50 Fund Class A	1,000.00	970.30	7.66	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C	1,000.00	966.50	11.33	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class	1,000.00	969.50	8.40	1.71%
Sierra Tactical Risk Spectrum 50 Fund Institutional Class	1,000.00	971.40	6.44	1.31%

THE SIERRA FUNDS

EXPENSE EXAMPLES (Unaudited)(Continued)

March 31, 2022

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2021	3/31/2022	10/1/2021 - 3/31/2022	10/1/2021 - 3/31/2022
Sierra Tactical All Asset Class A	$1,000.00	$1,016.44	$8.57	1.70%
Sierra Tactical All Asset Class C	1,000.00	1,012.70	12.31	2.45%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.43	8.57	1.70%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.69	7.31	1.45%
Sierra Tactical All Asset Class A1	1,000.00	1,015.69	9.31	1.85%
Sierra Tactical All Asset Class I1	1,000.00	1,015.69	9.32	1.85%
Sierra Tactical Core Income Class A	1,000.00	1,018.22	6.77	1.35%
Sierra Tactical Core Income Class C	1,000.00	1,015.23	9.77	1.95%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.22	6.77	1.35%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.22	4.76	0.94%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.80	6.19	1.23%
Sierra Tactical Municipal Fund Class C	1,000.00	1,015.06	9.95	1.59%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.05	6.94	1.38%
Sierra Tactical Municipal Fund Institutional Class	1,000.00	1,019.72	5.26	1.04%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.34	4.63	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,017.55	7.45	1.48%
Sierra Tactical Bond Fund Class C	1,000.00	1,013.81	11.20	2.23%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,016.80	8.20	1.63%
Sierra Tactical Bond Fund Institutional Class	1,000.00	1,018.79	6.20	1.23%
Sierra Tactical Risk Spectrum 50 Fund Class A	1,000.00	1,017.15	7.85	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C	1,000.00	1,013.41	11.60	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class	1,000.00	1,016.40	8.60	1.71%
Sierra Tactical Risk Spectrum 50 Fund Institutional Class	1,000.00	1,018.40	6.59	1.31%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Wright Fund Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

SIERRA-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/22

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/08/22